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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MLP Co-Investment Opportunity Fund, L.P.
                 ----------------------------------------
   Address:      6640 W. 143rd Street, Suite 200
                 ----------------------------------------
                 Overland Park, Kansas 66223
                 ----------------------------------------

Form 13F File Number: 28-13797
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David G. Dehaemers, Jr.
         -------------------------------
Title:   President
         -------------------------------
Phone:   (913) 928-6005
         -------------------------------

Signature, Place, and Date of Signing:

      /S/David G. Dehaemers, Jr.      Overland Park, Kansas   May 7 , 2010
   -------------------------------    ---------------------   ------------
            [Signature]                   [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 14
                                        --------------------

Form 13F Information Table Value Total: $206,967
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-13796                     MLP Opportunity Fund GP, L.L.C.
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

             COLUMN                   COLUMN       COLUMN    COLUMN          COLUMN           COLUMN    COLUMN        COLUMN
                1                        2            3         4               5                6         7             8
-------------------------------- ---------------- --------- -------- ---------------------- ---------- -------- -------------------
                                                             VALUE    SHARES/   SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS  SOLE   SHARED NONE
-------------------------------- ---------------- --------- -------- --------- ----- ------ ---------- -------- ------- ------ -----
EL PASO PIPELINE PARTNERS L P    COM UNIT LPI     283702108   21,804   781,800   SH         DEFINED        1    781,800   0      0
ENERGY TRANSFER EQUITY L P       COM UT LTD PTN   29273V100   15,838   469,400   SH         DEFINED        1    469,400   0      0
ENERGY TRANSFER PRTNRS  L P      UNIT LTD PARTN   29273R109    5,689   121,400   SH         DEFINED        1    121,400   0      0
ENTERPRISE GP HLDGS L P          UNIT LP INT      293716106    9,668   225,100   SH         DEFINED        1    225,100   0      0
ENTERPRISE PRODS PARTNERS L P    COM              293792107   17,390   502,900   SH         DEFINED        1    502,900   0      0
INERGY HLDGS L P                 COM              45661Q107    6,509    89,300   SH         DEFINED        1     89,300   0      0
INERGY L P                       UNIT LTD PTNR    456615103   22,948   607,080   SH         DEFINED        1    607,080   0      0
K SEA TRANSN PARTNERS LP         COM              48268Y101    5,098   568,400   SH         DEFINED        1    568,400   0      0
KINDER MORGAN ENERGY PARTNERS LP UT LTD PARTNER   494550106    9,486   145,000   SH         DEFINED        1    145,000   0      0
KINDER MORGAN MANAGEMENT LLC     SHS              49455U100   35,396   603,816   SH         DEFINED        1    603,816   0      0
MAGELLAN MIDSTREAM PRTNRS LP     COM UNIT RP LP   559080106    7,927   166,782   SH         DEFINED        1    166,782   0      0
ONEOK PARTNERS LP                UNIT LTD PARTN   68268N103   21,420   349,600   SH         DEFINED        1    349,600   0      0
PLAINS ALL AMERN PIPELINE LP     UNIT LTD PARTN   726503105   25,400   446,400   SH         DEFINED        1    446,400   0      0
TARGA RESOURCES PARTNERS LP      COM UNIT         87611X105    2,394    90,300   SH         DEFINED        1     90,300   0      0